SHORT-TERM INVESTMENTS, NET - Additional Information (Details) ¥ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 11, 2022 CNY (¥) D	Mar. 26, 2021 CNY (¥)	Mar. 17, 2020 CNY (¥) ¥ / shares shares	Mar. 12, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 23, 2021 item	Jun. 28, 2021 item	Aug. 31, 2020 ¥ / shares
Schedule of Investments [Line Items]
Interest income					¥ 102,248,000	$ 16,045	¥ 135,713,000	¥ 79,407,000
Impairment of trust investments					¥ 1,132,170,000		¥ 1,140,000,000		$ 177,662
Number of trust investments | item					2	2	2
UCAR Inc
Schedule of Investments [Line Items]
Closing price of shares | ¥ / shares			¥ 1.00									¥ 0.99
Xiamen Trust
Schedule of Investments [Line Items]
Annual rate of return for Trustors				6.10%
Contractual annual rate of return				7.20%
Xiamen Trust
Schedule of Investments [Line Items]
Period of investment from establishment date				12 months
Investment amount				¥ 600,000,000
Yunnan Trust
Schedule of Investments [Line Items]
Period of investment from establishment date			24 months
Investment amount			¥ 600,000,000
Yunnan Trust | Yousheng Information
Schedule of Investments [Line Items]
Percent of equity interests held			46.15%
Luckin China
Schedule of Investments [Line Items]
Number of trust investments | item					2	2
Luckin China | Xiamen Trust
Schedule of Investments [Line Items]
Investment amount	¥ 590,000,000			590,000,000
Number of bank accounts | item					2	2
Maximum value of assets to freeze upon injunction order		¥ 1,680
Period of creation of the trust					6 months	6 months
Litigation settlement expenses to be borne by Borgward	3,399,000
Litigation expense to be borne by company	174,000
Refundable litigation fee	¥ 3,399,000
Number of days to appeal from the day of receipt of court judgement | D	10
Luckin China | Yunnan Trust
Schedule of Investments [Line Items]
Investment amount			¥ 550,000,000
Number of formal letters | item										2	2
Meifu Jiaye | Xiamen Trust
Schedule of Investments [Line Items]
Investment amount				¥ 10,000,000
Meifu Jiaye | Yunnan Trust
Schedule of Investments [Line Items]
Investment amount			¥ 50,000,000
Yousheng Information | Yunnan Trust | UCAR Inc
Schedule of Investments [Line Items]
Shares pledged | shares			40,360,000
Yousheng Development
Schedule of Investments [Line Items]
Registered capital			¥ 5,000,000
Yousheng Development | Yousheng Information
Schedule of Investments [Line Items]
Percent of equity interests held			53.85%
Yousheng Development | Yunnan Trust
Schedule of Investments [Line Items]
Annual rate of return for Trustors			6.50%
Contractual annual rate of return			7.10%
Short-term investments
Schedule of Investments [Line Items]
Interest income					¥ 13,331,000	$ 2,092	¥ 66,923,000	¥ 22,318,000